CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss) for the year		R$ (7,044,706)	R$ 14,106,381	R$ 23,394,887
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income	[1]	(362,797)	(1,311)	(3,441)
Tax effect on the fair value of investments		(1,434)	446	1,170
Actuarial gain (loss) on post-employment plans of subsidiaries		5,430	(480)	(9,499)
Tax effect of the actuarial (gain) loss		(1,846)	163	3,260
Actuarial gain (loss) on post-employment plans of subsidiaries		132,344	(128,047)	(3,182)
Tax effect of the actuarial loss		(44,997)	43,536	1,082
Items with no subsequent effect on income		(273,300)	(85,693)	(10,610)
Exchange rate variation on conversion of financial information of the subsidiaries abroad		163,185	4,707	(16,035)
Realization of the above items			471	(235,737)
Items with no subsequent effect on income		163,185	5,178	(251,772)
Total comprehensive income (loss)		(7,154,821)	14,025,866	23,132,505
Attributable to
Controlling shareholders'		(7,184,313)	14,004,333	23,119,235
Non-controlling interest		R$ 29,492	R$ 21,533	R$ 13,270

[1]	(1) Includes the acquisition of the equity interest in Lenzing Aktiengesellschaft (note 1.2.5).